Note 19 - Fair Value of Financial Instruments and Fair Value Measurements (Details) - Quantitative Information About Recurring Level 3 Fair Value Measurement - Fair Value, Inputs, Level 3 [Member] - US States and Political Subdivisions Debt Securities [Member] - USD ($)
12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Fair Value Inputs, Assets, Quantitative Information [Line Items]
State, County and Municipal		$ 930,311	$ 948,390
State, County and Municipal	[1]

[1]	The Company relies on a third-party pricing service to value its municipal securities. The details of the unobservable inputs and other adjustments used by the third-party pricing service were not readily available to the Company.